Derivative financial instruments - Offsetting assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivatives
Gross amount of recognized assets	$ 410	$ 214
Derivative liabilities eligible for set-off in case of default	(106)	(102)
Net asset exposure	304	112
Total
Gross amount of recognized assets	410	214
Derivative liabilities eligible for set-off in case of default	(106)	(102)
Non-cash collateral received		0
Net asset exposure	$ 304	$ 112